Investments in and Advances To Joint Ventures (Details Textual) (USD $)	12 Months Ended					12 Months Ended				1 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2011 Shopping_centers Property	Dec. 31, 2010 Property	Dec. 31, 2009 Property	Jun. 30, 2012 Property	Jan. 31, 2012	Dec. 31, 2009 Bloomfield LLC [Member]	Dec. 31, 2011 Unconsolidated Joint Ventures [Member] Property	Dec. 31, 2010 Unconsolidated Joint Ventures [Member]	Dec. 31, 2009 Unconsolidated Joint Ventures [Member]	Feb. 28, 2011 Sonae Sierra Brasil BV SARL [Member]	Dec. 31, 2011 Sonae Sierra Brasil BV SARL [Member]	Dec. 31, 2010 Sonae Sierra Brasil BV SARL [Member]	Dec. 31, 2011 TRT DDR Venture I [Member]	Dec. 31, 2011 Coventry II Fund JV [Member]	Dec. 31, 2010 Coventry II Fund JV [Member] Property	Dec. 31, 2009 Ward Parkway [Member]
Schedule of Equity Method Investments [Line Items]
Cash and restricted cash							$ 308,008,000	$ 122,439,000			$ 222,200,000	$ 40,100,000
Number of property gain on debt forgiveness							1								1
Loss related to write-off equity investment			5,800,000
Effective Ownership Percentage	50.00%				5.00%					50.00%
Proceeds From Initial Public Offering										280,000,000
Company's share of loan repayment proceeds										22,400,000
Percentage of Effective Ownership Before Initial Public Offering										48.00%
Percentage of Effective Ownership After Initial Public Offering										33.00%
Carrying value of investment														15,800,000
Other than Temporary Impairments						66,900,000								66,700,000
Investments in and advances to joint ventures	353,907,000	417,223,000					353,900,000	417,200,000						66,900,000
Sale of interest to joint venture	50.00%												10.00%
Shopping centers owned in joint venture interest	2
Gain on sale of interest in joint venture	25,200,000
Loss on transfer of project to lender																26,700,000
Equity Investments in Joint Ventures (Textual) [Abstract]
Company's proportionate share of impairment charge	6,600,000
Impairment charges reclassified to discontinued operations related to asset sales	63,600,000	21,000,000	204,800,000
Company's share of aggregate impairment charges reclassified to discontinued operations	6,300,000	700,000	8,100,000
Gain (loss) on disposition of real estate, net of tax	40,163,000	5,775,000	(24,027,000)				18,705,000	(26,674,000)	(19,448,000)
Percentage of Annual Interest Rate for Advances To Joint Ventures, Minimum	10.50%
Percentage of Annual Interest Rate for Advances To Joint Ventures, Maximum	12.00%
Reserve associated with construction loan	1,600,000
Construction loan to Joint Ventures	4,300,000
Bloomfield Loan advance, including accrued interest	66,900,000
Construction receivables	1,800,000	1,700,000
Ownership Interest in Other Joint Venture	50.00%
Accrued Interest on Bloomfield Loan advance	8,800,000
Interest rate on the Bloomfield Loan	greater of LIBOR plus 700 basis points or 12% and a default rate of 16%
Debt Instrument, Stated Percentage	5.90%	5.90%
Accounts receivable	$ 117,463,000	$ 123,259,000
Number of Properties Sold	8	37	12	2